STOCK-BASED COMPENSATION - Narrative (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Intrinsic value of options exercised	$ 0	$ 0
Unrecognized compensation cost	0	0
Global Employee Share Plan (GESP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	12,000,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	$ 29,000,000	$ 42,000,000
Vesting period	3 years
Weighted average remaining contractual life	340 days	1 year 69 days
Number of units outstanding (shares) | shares	3,751,000	4,537,000	6,452,000
Fair value of shares outstanding	$ 36,000,000	$ 37,700,000	$ 58,600,000
RSUs | Acacia Mining PLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares outstanding	$ 2,000,000	$ 2,000,000
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years 6 months
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum election amount of required annual retainer	100.00%
Number of units outstanding (shares) | shares	764,000	725,000	573,000
Fair value of shares outstanding	$ 11,200,000	$ 11,600,000	$ 9,200,000
DSUs | Acacia Mining PLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares outstanding	$ 0	$ 0
PGSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding (shares) | shares	3,024	2,174
Fair value of shares outstanding	$ 18,000,000	$ 14,000,000
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	100,000	400,000
Barrick Share Purchase Plan (BSPP) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	2,000,000
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	$ 0	$ 0
Vesting period	4 years
Exercise period	7 years
Number of shares available for grant (shares) | shares	800	1,000